INCOME TAX AND SOCIAL CONTRIBUTION - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	(5.10%)		(1148.40%)
Deferred income tax asset on tax losses	R$ 12,450,438
Pre-tax losses	380,416		R$ 98,550		R$ 143,112
Tax loss carryforwards	2,465,805		2,543,720
Net deferred tax asset	3,519,515	[1]	3,100,515	[1]	R$ 1,339,725
Net deferred tax liability	2,716,990		R$ 3,240,701
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			19.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			25.00%
Natura and Co Luxembourg Holdings Sarl [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset			R$ 823,000
Avon Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	186,000		392,000
Avon Brasil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	159,000		322,000
Acceleration of future income			125,000
Net deferred tax asset			R$ 197,000
Net deferred tax liability	13,000
Impact of provisions release	R$ 405,000

[1]	Balance as presented in the balance sheet including the jurisdictional netting effects of deferred tax assets and liabilities of the same nature, originating in the same taxpayer and taxing authority. As of the year-end of 2021, Parent’s deferred tax assets were unrecognized and as a result, no deferred tax assets and/or liabilities were recognized.